Company financial information (Parent Corporation) - Cash Flows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Income from consolidated investment management funds, net of noncontrolling interests	$ 3,286	$ 2,573	$ 3,759
Adjustments to reconcile net income to net cash provided by (used for) operating activities:
Net cash provided by operating activities	5,912	15,068	2,838
Investing activities
Net cash (used for) provided by investing activities	(5,810)	19,874	19,672
Financing activities
Net proceeds from the issuance of long-term debt	6,487	9,929	5,186
Repayments of long-term debt	(6,059)	(4,000)	(4,650)
Issuance of common stock	16	14	13
Issuance of preferred stock	0	0	1,287
Treasury stock acquired	(2,604)	(124)	(4,567)
Redemption of preferred stock	(500)	0	(1,000)
Net cash (used for) financing activities	(3,519)	(33,654)	(21,962)
Change in cash and due from banks	(3,187)	1,646	464
Cash and due from banks and restricted cash at beginning of period	11,529	9,883	9,419
Cash and due from banks and restricted cash at end of period	8,342	11,529	9,883
Supplemental disclosures
Interest paid	16,021	3,307	233
Income taxes refunded	17	11	42
Parent Company
Operating activities
Income from consolidated investment management funds, net of noncontrolling interests	3,286	2,573	3,759
Adjustments to reconcile net income to net cash provided by (used for) operating activities:
Equity in undistributed net (income) of subsidiaries	(276)	(1,664)	(477)
Change in accrued interest receivable	24	(8)	75
Change in accrued interest payable	24	78	(15)
Change in taxes payable	395	(3)	(142)
Other, net	86	221	(260)
Net cash provided by operating activities	3,539	1,197	2,940
Investing activities
Acquisitions of, investments in, and advances to subsidiaries	592	(1,962)	870
Net cash (used for) provided by investing activities	592	(1,962)	870
Financing activities
Net proceeds from the issuance of long-term debt	5,988	9,179	5,186
Repayments of long-term debt	(6,055)	(4,000)	(4,250)
Change in advances from subsidiaries	364	(2,917)	820
Issuance of common stock	16	23	63
Issuance of preferred stock	0	0	1,287
Treasury stock acquired	(2,604)	(124)	(4,567)
Redemption of preferred stock	(500)	0	(1,000)
Cash dividends paid	(1,487)	(1,376)	(1,323)
Net cash (used for) financing activities	(4,278)	785	(3,784)
Change in cash and due from banks	(147)	20	26
Cash and due from banks and restricted cash at beginning of period	376	356	330
Cash and due from banks and restricted cash at end of period	229	376	356
Supplemental disclosures
Interest paid	1,693	774	354
Income taxes refunded	2	0	1
Payments received from subsidiaries for taxes	986	70	21
Payments for acquisition of investments in and advances to subsidiaries	(1,963)	(2,778)	(10)
Proceeds from sale of investments in and advances from subsidiaries	$ 2,555	$ 816	$ 880